UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET

PENNSYLVANIA MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.8%
Education - 14.6%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	$7,500,000	$7,843,125
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University	5.250%	3/1/32	1,190,000	1,198,663
Cumberland County, PA, Municipal Authority College Revenue, AICUP Financing Program, Dickinson College	5.000%	11/1/39	1,210,000	1,198,965
Lehigh County, PA, General Purpose Authority Revenues:
Muhlenberg College Project	5.000%	2/1/29	1,000,000	983,610
Muhlenberg College Project	5.250%	2/1/34	1,075,000	1,055,220
Muhlenberg College Project	5.250%	2/1/39	3,615,000	3,536,916
Lycoming County, PA, Authority College Revenue:
Pennsylvania College of Technology, AMBAC	5.125%	5/1/22	1,000,000	966,170
Pennsylvania College of Technology, AMBAC	5.375%	7/1/30	1,000,000	988,690
Pennsylvania College of Technology, AMBAC	5.250%	5/1/32	1,000,000	922,770
Pennsylvania State Higher EFA Revenue:
Clarion University Foundation Inc., XLCA	5.250%	7/1/18	1,000,000	963,440
Widener University	5.000%	7/15/20	3,000,000	2,995,440
Pennsylvania State University, Refunding	5.250%	3/1/18	1,000,000	1,064,270
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	8,000,000	8,306,480
Snyder County, PA, Higher Education Authority, University Revenue, Susquehanna University Project	5.000%	1/1/38	2,000,000	1,884,300
State Public School Building Authority, College Revenue, Delaware County Community College Project, AGM	5.000%	10/1/27	1,250,000	1,277,312
Swarthmore Boro Authority, PA, College Revenue	5.250%	9/15/20	2,000,000	2,092,660
Washington County, PA, IDA, College Revenue, Washington and Jefferson College	5.000%	11/1/36	3,700,000	3,378,840

Total Education				40,656,871

Health Care - 20.4%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, NATL	6.000%	7/1/24	1,000,000	1,101,390
Health Center-UPMC Health, NATL	6.000%	7/1/26	2,250,000	2,457,427
Centre County, PA, Hospital Authority Revenue, Mount Nittany Medical Center Project, AGM	6.125%	11/15/39	2,000,000	2,023,400
Chester County, PA, HEFA, Health System Revenue	5.000%	5/15/40	7,500,000	6,935,775
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Willow Valley Retirement Project	5.875%	6/1/31	1,100,000	1,053,943
Health Systems, Lancaster General Hospital	5.000%	3/15/31	5,195,000	5,053,021
Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project	6.000%	11/15/35	500,000	440,900
Mckean County, PA, Hospital Authority Revenue, Bradford Hospital Project, ACA	5.000%	10/1/18	1,265,000	1,108,077
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.125%	1/1/37	3,000,000	2,599,320
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	6,000,000	5,594,940
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.375%	8/1/38	10,000,000	9,893,200

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Montgomery County, PA, IDA, Retirement Community Revenue, Acts Retirement-Life Communities Inc.	6.250%	11/15/29	$715,000	$722,193
Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian	5.500%	7/1/19	1,000,000	958,780
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	4,000,000	4,124,800
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	8,000,000	7,760,880
Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian	6.050%	8/1/24	525,000	483,016
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project	6.700%	5/1/24	1,075,000	1,078,418
St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East	5.000%	11/15/40	4,000,000	3,529,840

Total Health Care				56,919,320

Industrial Revenue - 13.5%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	3,000,000	3,087,900
Delaware County, PA, IDA Revenue, Resources Recovery Facilities	6.200%	7/1/19	1,000,000	996,730
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, Shipping Port	3.375%	7/1/15	13,000,000	12,710,880	(a)(b)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	9,000,000	9,369,630
Pennsylvania State, IDA Revenue, Economic Development	5.500%	7/1/23	2,500,000	2,642,800
Philadelphia, PA, Authority for IDR, AMBAC	5.250%	7/1/31	500,000	446,905
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	8,000,000	8,238,000

Total Industrial Revenue				37,492,845

Leasing - 5.5%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC	5.500%	8/1/28	1,000,000	980,110
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	1,560,000	1,422,595
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	11,500,000	11,167,535
Pennsylvania State, Public School Building Authority, School Revenue, GO, York School District Project, AGM	5.000%	5/1/19	1,655,000	1,712,826

Total Leasing				15,283,066

Local General Obligation - 5.8%
Armstrong County, PA, GO, NATL	5.400%	6/1/31	400,000	399,488
Athens, PA, Area School District, GO, FGIC	5.500%	4/15/16	825,000	843,398
Greater Johnstown, PA, School District, GO, NATL	5.500%	8/1/18	1,000,000	1,026,480
Lackawanna County, PA, GO, AGM	5.875%	9/15/30	4,375,000	4,465,562
Lackawanna County, PA, GO, AGM	6.000%	9/15/32	2,730,000	2,777,775
Lower Merion, PA, School District, GO	5.000%	5/15/17	2,000,000	2,128,100
Northeastern York, PA, School District, GO, NATL/FGIC	5.000%	4/1/30	2,000,000	1,994,940
Philadelphia, PA, School District, GO, Refunding, AMBAC	5.000%	8/1/17	500,000	534,695
Scranton, PA, School District, GO, AGM	5.000%	7/15/38	2,000,000	1,896,960

Total Local General Obligation				16,067,398

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 3.8%
Philadelphia, PA, Gas Works Revenue, General Ordinance, AMBAC	5.000%	10/1/18	$3,920,000	$4,111,531
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	7,000,000	6,524,420

Total Power				10,635,951

Pre-Refunded/Escrowed to Maturity - 15.4%
Allegheny County, PA, GO, FGIC	5.250%	11/1/21	1,000,000	1,015,930	(c)
Armstrong County, PA, GO, NATL	5.400%	6/1/31	600,000	612,144	(c)
Athens, PA, Area School District, GO, FGIC	5.500%	4/15/16	175,000	181,853	(c)
Bethlehem, PA, Area School District, GO, FGIC	5.375%	3/15/20	2,000,000	2,111,240	(c)
Blue Mountain, PA, School District, GO, AGM	5.500%	10/1/18	1,660,000	1,723,013	(c)
Butler County, PA, GO, FGIC	5.250%	7/15/23	500,000	553,575	(c)
Cambria County, PA, Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital	7.625%	9/1/11	265,000	272,187	(d)
Central Bucks, PA, School District, FGIC	5.500%	5/15/19	1,930,000	2,058,268	(c)
Central Dauphin, PA, School District, GO, NATL	6.000%	2/1/18	1,000,000	1,202,170	(c)
Chester County, PA, GO	5.000%	9/1/15	1,280,000	1,336,243	(c)
Coatesville, PA, Water Guaranteed Revenue	6.250%	10/15/13	45,000	49,072	(d)
Conneaut, PA, School District, GO, AMBAC	9.500%	5/1/12	175,000	180,787	(d)
Dauphin County, PA, GO, AMBAC	5.125%	11/15/22	1,000,000	1,017,210	(c)
Delaware County, PA, Authority College Revenue, Neumann College	6.000%	10/1/31	1,000,000	1,041,270	(c)
Delaware River Joint Toll Bridge Commission, Bridge Revenue	5.250%	7/1/18	570,000	630,146	(c)
Grove City, PA, Area Hospital Authority Revenue, Woodland Place Project, NATL/FGIC	5.500%	3/1/25	1,255,000	1,325,845	(c)
Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building	6.750%	5/15/25	1,105,000	1,168,626	(c)
Hopewell Township, PA, Special Obligation	10.600%	5/1/13	45,000	48,074	(d)
Mifflin County, PA, Hospital Authority Revenue, Radian	6.200%	7/1/30	1,000,000	1,010,000	(c)
Pennsylvania Convention Center Authority Revenue, FGIC	6.000%	9/1/19	1,000,000	1,188,080	(d)
Pennsylvania State Higher EFA Revenue, UPMC Health Systems	6.000%	1/15/31	1,000,000	1,011,580	(c)
Pennsylvania State Turnpike Commission, AMBAC	5.000%	7/15/21	1,500,000	1,551,720	(c)
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue:
AMBAC	5.250%	12/1/16	1,365,000	1,412,652	(d)
NATL	5.250%	12/1/17	1,000,000	1,120,180	(c)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, AMBAC	5.375%	7/15/19	1,000,000	1,036,450	(c)
Pennsylvania State, GO	5.250%	2/1/19	1,000,000	1,050,840	(c)
Philadelphia, PA, Authority for Industrial Development, Lease Revenue, AGM	5.500%	10/1/19	1,000,000	1,047,940	(c)
Philadelphia, PA, Gas Works Revenue, NATL	7.000%	5/15/20	385,000	452,379	(d)
Philadelphia, PA, GO, AGM	5.250%	9/15/15	1,000,000	1,009,610	(c)
Philadelphia, PA, School District, GO:
AGM	5.500%	2/1/31	1,000,000	1,053,510	(c)
FGIC	5.625%	8/1/15	1,700,000	1,828,452	(c)
Philadelphia, PA, Water & Wastewater Revenue, FGIC	5.375%	11/1/20	2,000,000	2,169,740	(c)

Pittsburgh, PA, GO, AMBAC	5.250%	9/1/22	1,660,000	1,748,943	(c)
Plum Boro, PA, School District, GO, FGIC	5.250%	9/15/30	1,000,000	1,032,880	(c)
St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East	5.500%	11/15/24	1,000,000	1,153,560	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State Public School Building Authority, School Revenue, Lease Daniel Boone School District Project, NATL	5.000%	4/1/22	$1,000,000	$1,087,630	(c)
Westmoreland County, PA, GO:
Capital Appreciation, AMBAC	0.000%	8/1/13	2,000,000	1,922,120	(d)
Capital Appreciation, AMBAC	0.000%	8/1/14	1,000,000	934,680	(d)
Wilkes-Barre, PA, Area School District, GO, NATL	5.250%	4/1/22	1,460,000	1,650,253	(c)
Total Pre-Refunded/Escrowed to Maturity				43,000,852
Special Tax Obligation - 4.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	3,000,000	3,015,960
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	8,000,000	7,789,360
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	1,000,000	1,021,430
Virgin Islands Public Finance Authority Revenue, Senior Lien, Capital Projects	5.000%	10/1/39	1,000,000	897,630
Total Special Tax Obligation				12,724,380
Transportation - 7.6%
Allegheny County, PA, Port Authority, Special Revenue:
Transportation, NATL/FGIC	5.500%	3/1/17	250,000	253,783
Transportation, NATL/FGIC	5.250%	3/1/20	2,000,000	2,026,160
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,440,000	1,094,429
Delaware River Joint Toll Bridge Commission, Bridge Revenue	5.250%	7/1/18	430,000	449,354
Delaware River Joint Toll Bridge Commission, Pennsylvania Bridge Revenue	5.000%	7/1/22	2,845,000	2,901,615
Delaware River Joint Toll Bridge Commission, Pennsylvania Bridge Revenue	5.000%	7/1/23	2,000,000	2,032,700
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/40	4,000,000	3,875,040
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	6,000,000	5,835,660
Pennsylvania State Turnpike Commission Revenue, AGM	5.000%	6/1/39	2,800,000	2,749,852
Total Transportation				21,218,593
Water & Sewer - 5.6%
Allegheny County, PA, Sanitation Authority, Sewer Revenue, NATL	5.375%	12/1/17	2,750,000	2,842,125
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	7,000,000	6,591,410
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	2,000,000	1,921,660
Philadelphia, PA, Water & Wastewater Revenue:
NATL	6.250%	8/1/11	2,000,000	2,060,920
Refunding, AMBAC	5.000%	8/1/22	2,000,000	2,043,720
Total Water & Sewer				15,459,835
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $267,775,550)				269,459,111
SHORT-TERM INVESTMENTS - 2.1%
General Obligation - 2.1%
Commonwealth of Puerto Rico, GO:
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/18	2,100,000	2,100,000	(e)(f)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/21	3,400,000	3,400,000	(e)(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Public Improvement, AGM, SPA-Dexia Bank	0.330%	7/1/24	$400,000	$400,000	(e)(f)
TOTAL SHORT-TERM INVESTMENTS (Cost - $5,900,000)				5,900,000
TOTAL INVESTMENTS - 98.9% (Cost - $273,675,550#)				275,359,111
Other Assets in Excess of Liabilities - 1.1%				3,072,320
TOTAL NET ASSETS - 100.0%				$278,431,431

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
XLCA	— XL Capital Assurance Inc. - Insured Bonds

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	3.0%
AA/Aa	32.8
A	45.3
BBB/Baa	11.1
BB/Ba	2.0
A-1/VMIG 1	2.1
NR	3.7

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Security may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$269,459,111	—	$269,459,111

Short-term investments†	—	5,900,000	—	5,900,000

Total investments	—	$275,359,111	—	$275,359,111

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Pennsylvania, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Pennsylvania.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,246,731
Gross unrealized depreciation	(4,563,170)

Net unrealized appreciation	$1,683,561

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At December 31, 2010, the Fund did not have any derivative instruments outstanding. During the period ended December 31, 2010, the volume of derivative activity for the Fund was as follows:

AVERAGE MARKET VALUE
Futures contracts (to sell)	$8,711,716

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 24, 2011